Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
Summary of the Company's restricted stock activity

	Shares	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value
December 31, 2012	979,022	$15.28
Granted	448,026	31.41
Vested	(244,059)	15.74
Forfeited	(14,789)	23.29
December 31, 2013	1,168,200	$23.75	$55.1